IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2022
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high, and low usage of TD’s portfolio metrics.

TABLE 28:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)		For the three months ended						For the six months ended
	April 30 2022					January 31 2022	April 30 2021	April 30 2022	April 30 2021
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$14.1	$22.5	$41.1		$12.4	$17.4	$18.6	$20.0	$19.9
Credit spread risk	25.3	20.0	27.8		13.9	12.0	19.4	16.0	22.0
Equity risk	18.3	13.8	19.9		11.2	11.1	10.2	12.5	10.2
Foreign exchange risk	3.5	1.4	3.5		0.8	1.2	2.0	1.3	2.5
Commodity risk	5.0	4.5	9.5		2.9	4.8	4.8	4.7	5.5
Idiosyncratic debt specific risk	42.6	31.1	44.9		25.7	22.4	31.1	26.7	31.0
Diversification effect 1	(60.7)	(54.9)	n/m	2	n/m	(40.4)	(51.7)	(47.7)	(57.0)
Total Value-at-Risk (one-day)	48.1	38.4	50.8		32.1	28.5	34.4	33.5	34.1
Stressed Value-at-Risk (one-day)	89.4	81.1	100.0		65.9	69.3	35.0	75.2	34.2
Incremental Risk Capital Charge (one-year)	$302.4	$289.3	$332.6		$235.2	$326.3	$363.0	$307.8	$359.8

1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
TABLE 29:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	April 30, 2022						January 31, 2022		October 31, 2021
	EVE Sensitivity			NII Sensitivity 1			EVE Sensitivity	NII Sensitivity 1	EVE Sensitivity	NII Sensitivity 1
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(116)	$(1,177)	$(1,293)	$702	$843	$1,545	$(1,284)	$2,000	$(1,368)	$1,857

100 bps decrease in rates	18	1,131	1,149	(863)	(711)	(1,574)	543	(1,481)	338	(1,101)

1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
TABLE 30:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
	April 30, 2022
Cash and central bank reserves	$55,091	$–	$55,091	6%	$549	$54,542
Canadian government obligations	9,783	98,008	107,791	13	77,013	30,778
National Housing Act Mortgage-Backed Securities (NHA MBS)	23,881	1	23,882	3	1,029	22,853
Obligations of provincial governments, public sector entities and multilateral development banks 3	37,527	25,532	63,059	7	34,977	28,082
Corporate issuer obligations	9,659	3,939	13,598	2	3,253	10,345

Equities	13,196	5,166	18,362	2	8,994	9,368
Total Canadian dollar-denominated	149,137	132,646	281,783	33	125,815	155,968
Cash and central bank reserves	66,565	–	66,565	8	1,212	65,353
U.S. government obligations	91,253	45,983	137,236	16	39,916	97,320
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	81,867	5,210	87,077	10	17,306	69,771
Obligations of other sovereigns, public sector entities and multilateral development banks 3	63,094	61,440	124,534	14	57,205	67,329
Corporate issuer obligations	89,409	3,923	93,332	11	10,849	82,483

Equities	35,635	33,791	69,426	8	39,247	30,179
Total non-Canadian dollar-denominated	427,823	150,347	578,170	67	165,735	412,435
Total	$576,960	$282,993	$859,953	100%	$291,550	$568,403

	October 31, 2021
Cash and central bank reserves	$70,271	$–	$70,271	8%	$798	$69,473
Canadian government obligations	26,176	92,825	119,001	14	83,456	35,545
NHA MBS	23,615	2	23,617	3	1,104	22,513
Obligations of provincial governments, public sector entities and multilateral development banks 3	30,213	24,808	55,021	6	37,142	17,879
Corporate issuer obligations	9,062	3,775	12,837	1	2,542	10,295

Equities	14,558	3,589	18,147	2	9,110	9,037
Total Canadian dollar-denominated	173,895	124,999	298,894	34	134,152	164,742
Cash and central bank reserves	84,956	–	84,956	10	120	84,836
U.S. government obligations	83,386	44,924	128,310	15	34,903	93,407
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,898	5,082	79,980	9	18,949	61,031
Obligations of other sovereigns, public sector entities and multilateral development banks 3	63,400	60,623	124,023	14	57,530	66,493
Corporate issuer obligations	79,108	3,143	82,251	9	10,268	71,983

Equities	41,961	33,280	75,241	9	38,077	37,164
Total non-Canadian dollar-denominated	427,709	147,052	574,761	66	159,847	414,914
Total	$601,604	$272,051	$873,655	100%	$293,999	$579,656

1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 31:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)	As at
	April 30 2022	October 31 2021
The Toronto-Dominion Bank (Parent)	$188,764	$204,543
Bank subsidiaries	358,481	360,569

Foreign branches	21,158	14,544
Total	$568,403	$579,656

Summary of Deposit Funding
TABLE 39:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	April 30 2022	October 31 2021
P&C deposits – Canadian Retail	$523,126	$519,466

P&C deposits – U.S. Retail 1	494,074	472,742
Total	$1,017,200	$992,208
1	P&C deposits in U.S. Retail are presented on a CAD equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
TABLE 42:

REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	April 30, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,633	$–	$–	$–	$–	$–	$–	$–	$–	$5,633
Interest-bearing deposits with banks	124,516	1,095	–	–	–	–	–	–	2,346	127,957
Trading loans, securities, and other 1	2,603	4,750	3,881	2,486	3,438	11,686	22,141	21,547	71,858	144,390
Non-trading financial assets at fair value through profit or loss	320	807	18	–	383	3,656	3,248	2,180	940	11,552
Derivatives	20,415	15,701	8,223	7,038	3,805	9,115	20,010	14,491	–	98,798
Financial assets designated at fair value through profit or loss	341	199	192	218	130	743	1,388	1,350	–	4,561
Financial assets at fair value through other comprehensive income	1,271	2,860	3,613	2,570	1,010	3,672	21,439	27,215	5,511	69,161
Debt securities at amortized cost, net of allowance for credit losses	446	5,455	7,696	5,129	6,887	27,854	95,379	168,499	(1)	317,344
Securities purchased under reverse repurchase agreements 2	109,202	31,049	16,748	7,090	7,302	112	235	–	–	171,738
Loans
Residential mortgages	745	3,653	7,796	6,349	6,660	29,772	181,259	44,798	–	281,032
Consumer instalment and other personal	709	1,691	2,661	2,138	2,961	14,741	86,471	28,513	56,897	196,782
Credit card	–	–	–	–	–	–	–	–	32,064	32,064

Business and government	27,900	9,642	7,913	8,878	7,058	27,729	77,292	64,289	30,469	261,170

Total loans	29,354	14,986	18,370	17,365	16,679	72,242	345,022	137,600	119,430	771,048

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,076)	(6,076)

Loans, net of allowance for loan losses	29,354	14,986	18,370	17,365	16,679	72,242	345,022	137,600	113,354	764,972
Customers’ liability under acceptances	13,379	6,110	11	15	–	–	–	–	–	19,515
Investment in Schwab	–	–	–	–	–	–	–	–	9,726	9,726
Goodwill 3	–	–	–	–	–	–	–	–	16,753	16,753
Other intangibles 3	–	–	–	–	–	–	–	–	2,181	2,181
Land, buildings, equipment, and other depreciable assets 3	–	–	6	4	5	31	493	3,577	5,119	9,235
Deferred tax assets	–	–	–	–	–	–	–	–	1,857	1,857
Amounts receivable from brokers, dealers, and clients	23,401	–	–	–	–	–	–	–	–	23,401

Other assets	3,355	1,725	1,259	1,045	6,747	75	111	67	12,118	26,502
Total assets	$334,236	$84,737	$60,017	$42,960	$46,386	$129,186	$509,466	$376,526	$241,762	$1,825,276

Liabilities
Trading deposits	$1,991	$2,086	$2,932	$3,354	$1,311	$2,937	$3,953	$989	$–	$19,553
Derivatives	17,462	14,999	7,149	6,335	3,730	8,647	15,028	14,529	–	87,879
Securitization liabilities at fair value	–	563	301	1,215	215	2,137	5,486	2,685	–	12,602
Financial liabilities designated at fair value through profit or loss	20,906	38,076	39,434	15,821	13,462	1,132	1	1	66	128,899
Deposits 4,5
Personal	4,633	7,718	6,444	6,231	12,475	7,667	8,142	27	605,115	658,452
Banks	13,642	147	41	41	1	–	2	4	12,184	26,062

Business and government	31,153	10,965	2,500	9,366	9,896	32,560	44,587	10,295	347,902	499,224

Total deposits	49,428	18,830	8,985	15,638	22,372	40,227	52,731	10,326	965,201	1,183,738
Acceptances	13,379	6,110	11	15	–	–	–	–	–	19,515
Obligations related to securities sold short 1	2,682	5,254	1,663	669	513	6,223	17,963	13,219	3,464	51,650
Obligations related to securities sold under repurchase agreements 2	111,569	15,577	4,495	1,028	54	30	–	–	–	132,753
Securitization liabilities at amortized cost	–	472	402	587	395	3,334	6,578	3,466	–	15,234
Amounts payable to brokers, dealers, and clients	27,315	–	–	–	–	–	–	–	–	27,315
Insurance-related liabilities	160	279	414	414	414	989	1,591	760	2,377	7,398
Other liabilities	9,793	1,178	895	1,590	1,018	533	2,062	4,669	6,339	28,077

Subordinated notes and debentures	–	–	–	–	–	–	200	11,051	–	11,251

Equity	–	–	–	–	–	–	–	–	99,412	99,412
Total liabilities and equity	$254,685	$103,424	$66,681	$46,666	$43,484	$66,189	$105,593	$61,695	$1,076,859	$1,825,276
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$18,090	$29,607	$21,164	$17,577	$20,871	$38,752	$122,584	$3,200	$1,376	$273,221
Other commitments 8	121	170	191	271	157	586	1,205	445	–	3,146

Unconsolidated structured entity commitments	–	791	10	1,393	–	1,345	510	–	–	4,049
Total off-balance sheet commitments	$18,211	$30,568	$21,365	$19,241	$21,028	$40,683	$124,299	$3,645	$1,376	$280,416
1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $28 billion of covered bonds with remaining contractual maturities of $4 billion in ‘over 1 month to 3 months’, $2 billion in ‘over 6 months to 9 months’, $5 billion in ‘over 9 months to 1 year’, $6 billion in ‘over 1 to 2 years’, $9 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’

6	Includes $361 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 42:  REMAINING CONTRACTUAL MATURITY
(continued)

(millions of Canadian dollars)	As at
	October 31, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$5,931	$–	$–	$–	$–	$–	$–	$–	$–	$5,931
Interest-bearing deposits with banks	158,039	373	185	–	–	–	–	–	1,365	159,962
Trading loans, securities, and other 1	2,020	4,382	5,059	2,275	2,874	12,293	21,299	23,119	74,269	147,590
Non-trading financial assets at fair value through profit or loss	58	3	543	1,250	53	745	3,803	1,931	1,004	9,390
Derivatives	6,146	9,393	5,289	2,885	1,818	7,172	10,895	10,829	–	54,427
Financial assets designated at fair value through profit or loss	441	311	187	167	363	851	624	1,620	–	4,564
Financial assets at fair value through other comprehensive income	1,030	6,532	11,881	3,381	2,914	4,089	21,983	22,658	4,598	79,066
Debt securities at amortized cost, net of allowance for credit losses	1,235	6,567	8,180	4,889	4,030	27,819	79,375	136,846	(2)	268,939
Securities purchased under reverse repurchase agreements 2	92,356	30,580	22,332	14,191	7,441	140	244	–	–	167,284
Loans
Residential mortgages	930	2,389	5,050	10,061	10,077	34,004	166,855	38,974	–	268,340
Consumer instalment and other personal	641	987	2,029	4,049	3,254	14,333	81,413	27,126	56,032	189,864
Credit card	–	–	–	–	–	–	–	–	30,738	30,738

Business and government	27,691	5,390	6,707	10,533	8,503	23,332	71,025	61,647	25,242	240,070

Total loans	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	112,012	729,012

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,390)	(6,390)

Loans, net of allowance for loan losses	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	105,622	722,622
Customers’ liability under acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Investment in Schwab	–	–	–	–	–	–	–	–	11,112	11,112
Goodwill 3	–	–	–	–	–	–	–	–	16,232	16,232
Other intangibles 3	–	–	–	–	–	–	–	–	2,123	2,123
Land, buildings, equipment, and other depreciable assets 3	–	3	10	4	4	19	466	3,664	5,011	9,181
Deferred tax assets	–	–	–	–	–	–	–	–	2,265	2,265
Amounts receivable from brokers, dealers, and clients	32,357	–	–	–	–	–	–	–	–	32,357

Other assets	3,100	1,049	2,204	159	150	74	112	73	10,258	17,179
Total assets	$348,014	$70,286	$69,732	$53,846	$41,485	$124,871	$458,094	$328,487	$233,857	$1,728,672
Liabilities
Trading deposits	$1,697	$5,373	$4,867	$2,953	$1,196	$2,135	$3,516	$1,154	$–	$22,891
Derivatives	7,387	9,392	4,581	2,969	2,244	7,403	10,792	12,354	–	57,122
Securitization liabilities at fair value	–	538	1,013	514	301	2,814	5,737	2,588	–	13,505
Financial liabilities designated at fair value through profit or loss	23,923	12,526	33,712	28,017	14,678	1,127	1	4	–	113,988
Deposits 4,5
Personal	5,799	9,750	8,491	5,999	6,148	7,611	7,254	29	582,417	633,498
Banks	8,903	338	135	25	–	2	2	4	11,508	20,917

Business and government	15,795	12,080	8,268	5,433	1,311	28,880	37,255	6,079	355,609	470,710

Total deposits	30,497	22,168	16,894	11,457	7,459	36,493	44,511	6,112	949,534	1,125,125
Acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Obligations related to securities sold short 1	1,096	729	1,753	1,648	432	4,574	12,640	17,505	2,007	42,384
Obligations related to securities sold under repurchase agreements 2	120,938	13,904	7,255	1,700	272	28	–	–	–	144,097
Securitization liabilities at amortized cost	–	344	414	475	403	3,448	7,043	3,135	–	15,262
Amounts payable to brokers, dealers, and clients	28,993	–	–	–	–	–	–	–	–	28,993
Insurance-related liabilities	158	273	405	405	425	982	1,673	872	2,483	7,676
Other liabilities	9,008	3,106	925	228	767	1,522	1,796	4,815	5,966	28,133

Subordinated notes and debentures	–	–	–	–	–	–	200	11,030	–	11,230
Equity	–	–	–	–	–	–	–	–	99,818	99,818
Total liabilities and equity	$239,736	$70,680	$71,895	$50,368	$28,181	$60,526	$87,909	$59,569	$1,059,808	$1,728,672
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$14,788	$24,189	$23,482	$19,887	$15,616	$38,639	$115,624	$3,789	$1,327	$257,341
Other commitments 8	59	170	185	244	170	591	1,303	541	–	3,263

Unconsolidated structured entity commitments	–	859	20	557	–	127	510	–	–	2,073
Total off-balance sheet commitments	$14,847	$25,218	$23,687	$20,688	$15,786	$39,357	$117,437	$4,330	$1,327	$262,677

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $25 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 month to 3 months’, $2 billion in ‘over 3 months to 6 months’, $4 billion in ‘over 6 months to 9 months’, $8 billion in ‘over 1 to 2 years’, $7 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

6	Includes $326 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.